S000066499 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.27%	6.17%	9.25%
Performance Inception Date			Oct. 01, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.57%	5.95%	9.06%
Performance Inception Date			Oct. 01, 2019
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	4.83%	7.40%
Performance Inception Date			Oct. 01, 2019
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	6.23%	9.30%
Performance Inception Date			Oct. 01, 2019
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	15.37%
Performance Inception Date			Oct. 01, 2019
Class R6 | Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.33%
Performance Inception Date			Oct. 01, 2019